Debt	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Debt

(14) Debt

On April 30, 2024 (the “OrbiMed Closing Date”), we entered into a Credit Agreement (the “Credit Agreement”) with OrbiMed Royalty & Credit Opportunities IV, LP (“OrbiMed”), a healthcare investment firm, and certain of its affiliates to support the execution of strategic expansion plans, fuel continued growth, and provide financial flexibility.

The Credit Agreement provides for up to $50,000 in senior secured term debt (the “Loan Facility”), of which (i) $25,000 was made available to us on the Closing Date (the “Initial Commitment Amount”) and (ii) up to $10,000 will be made available to us on or prior to June 30, 2025 and up to $15,000 will be made available to us on or prior to December 31, 2025, in each case, subject to the satisfaction of certain revenue requirements (such additional commitment amounts, the “Delayed Draw Commitment Amount”). The term loan will mature on April 30, 2029. On April 30, 2024, we borrowed the Initial Commitment Amount, resulting in gross proceeds of $25,000.

In connection with the closing of the Initial Commitment Amount, we also issued OrbiMed a warrant to purchase 130,805 shares of our common stock, with an exercise price of $9.5562 (the “Initial OrbiMed Warrant”). The Initial OrbiMed Warrant expires on April 30, 2031. On each of the closings of the Delayed Draw Commitment Amounts, if any, we agreed to issue additional warrants to purchase a number of shares of our common stock determined by dividing 5% of the applicable Delayed Draw Commitment Amount by the 10-day volume weighted average sale price of our common stock as of the issue date (the “Subsequent OrbiMed Warrants” and collectively, with the Initial OrbiMed Warrant, the “OrbiMed Warrants”). The Subsequent OrbiMed Warrants will expire seven years from each applicable issuance date, if any. In connection with the OrbiMed Warrants, we entered into a Registration Rights Agreement with OrbiMed (the “OrbiMed Registration Rights Agreement”), whereby OrbiMed will have certain customary registration rights with respect to the shares of common stock underlying the OrbiMed Warrants.